Related party disclosures - Options and share rights holdings (Details)	Sep. 30, 2020 Options EquityInstruments
Related party disclosures
Number of options outstanding | Options	0
Managing Director & Chief Executive Officer | Peter King
Related party disclosures
Number of Share Rights	346,795
Group Executive | Rebecca Lim
Related party disclosures
Number of Share Rights	220,403
Group Executive | Guilherme Lima
Related party disclosures
Number of Share Rights	57,819
Group Executive | Carolyn McCann
Related party disclosures
Number of Share Rights	102,207
Group Executive | David McLean
Related party disclosures
Number of Share Rights	382,588
Group Executive | Christine Parker
Related party disclosures
Number of Share Rights	252,231
Group Executive | David Stephen
Related party disclosures
Number of Share Rights	364,381
Group Executive | Gary Thursby
Related party disclosures
Number of Share Rights	250,336
Group Executive | Les Vance
Related party disclosures
Number of Share Rights	22,227
Group Executive | Jason Yetton
Related party disclosures
Number of Share Rights	54,213
Former Group Executive | Lyn Cobley
Related party disclosures
Number of Share Rights	319,631